Annual Total Returns[BarChart] - ProShares Ultra Semiconductors - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(14.63%)	(10.14%)	77.95%	78.01%	(8.33%)	58.15%	80.93%	(26.28%)	109.28%	68.47%